Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000224810
Average Annual Return [Line Items]
Average Annual Return, Percent	26.61%	1.89%
Without Sales Load [Member] | C000224811
Average Annual Return [Line Items]
Average Annual Return, Percent	26.69%	2.02%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	7.63%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	7.63%